Income Taxes (Tables)	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Income Taxes (Tables) [Line Items]
Schedule of income tax expense
	2020	2019
Current:
Federal	$—	$—
State	87	79
Foreign	1,090	1,229
Total current expense	1,177	1,308
Deferred:
Federal	—	—
State	62	14
Foreign	603	(80)
Total deferred expense	665	(66)
Income tax expense	$1,842	$1,242

Schedule of deferred tax assets and liabilities
	2020	2019
Deferred tax assets:
Net operating loss carryforward	$60,280	$56,703
Accrued expenses	2,449	1,089
Allowance for doubtful accounts	127	167
163(j) Interest expense limitation and carryforward	996	629
Total deferred tax assets	63,852	58,588
Deferred tax liabilities:
Property and equipment	(427)	(615)
Deferred revenue	(3,884)	(5,440)
Intangible assets	(14,099)	(17,515)
Deferred contract acquisition costs	(2,753)	(2,048)
Other	(79)	(437)
Total deferred tax liabilities	(21,242)	(26,055)
Valuation allowance	(41,875)	(31,133)
Deferred income tax asset, net	$735	$1,400

Schedule of amounts loss from continuing operations before income taxes
	2020	2019
United States	$(52,224)	$(234,613)
Foreign	2,505	5,646
Total	$(49,719)	$(228,967)

Schedule of effective tax rates
	2020		2019
Income tax at U.S. Federal statutory income tax rate	$(10,441)	21.0%	$(48,083)	21.0%
State and local taxes, net of Federal income tax benefit	(1,371)	2.8%	(405)	0.2%
State tax rate change	—	0.0%	(1,396)	0.6%
Valuation allowance	11,028	-22.2%	11,505	-5.0%
Goodwill impairment	—	0.0%	35,700	-15.6%
Nondeductible expenses	940	-2.0%	1,300	-0.6%
Taxes of foreign operations at rates different than U.S. Federal statutory income tax rate	1,435	-2.9%	1,072	-0.5%
Other	251	-0.5%	1,549	-0.7%
Total	$1,842	-3.7%	$1,242	-0.5%

NEWTOWN LANE MARKETING, INCORPORATED [Member]
Income Taxes (Tables) [Line Items]
Schedule of income tax expense
	March 31, 2021	March 31, 2020
Expected tax expense (benefit) – Federal	$(32,693)	$(13,106)
Expected tax expense (benefit) – State	—	—
Non-deductible expenses	1,050	1,050
Change in valuation allowance	31,643	12,056
Actual tax expense (benefit)	$—	$—

Schedule of deferred tax assets and liabilities
	March 31, 2021	March 31, 2020
Gross deferred tax assets:
Net operating loss carryforwards	$(478,792)	$(447,149)
Total deferred tax assets	(478,792)	(447,149)
Less: valuation allowance	478,792	447,149
Net deferred tax asset recorded	$—	$—